Other Accrued Liabilities (Details) - Schedule of Other Accrued Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Accrued Liabilities Abstract
Tax authorities		$ 10
Accrued expenses	1,190	813
Accrued standard warranty	48	79
Total accrued liabilities	$ 1,238	$ 902